OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized intangible assets
Amortized intangible assets, Gross carrying value	$ 2,735,899,000	$ 2,730,204,000
Amortized intangible assets, Accumulated amortization	(1,537,088,000)	(1,516,949,000)
Amortized intangible assets, Net carrying value	1,198,811,000	1,213,255,000
Other intangible assets
Total other intangible assets, Gross carrying value	2,899,375,000	3,058,587,000
Amortized intangible assets, Accumulated amortization	(1,537,088,000)	(1,516,949,000)
Total other intangible assets, Net carrying value	1,362,287,000	1,541,638,000
Amortization expense	454,000,000	399,800,000	374,500,000
Estimated amortization expense in the year ended December 31,
2012	401,450,000
2013	290,930,000
2014	175,260,000
2015	101,250,000
2016	55,160,000
Thereafter	174,761,000
Total	1,198,811,000
Billing and telecommunication software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	240
Amortized intangible assets, Gross carrying value	1,668,715,000	1,682,959,000
Amortized intangible assets, Accumulated amortization	(1,042,773,000)	(1,056,324,000)
Amortized intangible assets, Net carrying value	625,942,000	626,635,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,042,773,000)	(1,056,324,000)
Weighted-average amortization period (in years)	4	4
Acquired customer base
Amortized intangible assets
Minimum useful lives (in months/years)	60
Maximum useful lives (in months/years)	372
Amortized intangible assets, Gross carrying value	262,156,000	343,920,000
Amortized intangible assets, Accumulated amortization	(68,741,000)	(111,775,000)
Amortized intangible assets, Net carrying value	193,415,000	232,145,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(68,741,000)	(111,775,000)
Rights to use radio frequencies
Amortized intangible assets
Minimum useful lives (in months/years)	24
Maximum useful lives (in months/years)	180
Amortized intangible assets, Gross carrying value	353,776,000	314,722,000
Amortized intangible assets, Accumulated amortization	(138,546,000)	(100,496,000)
Amortized intangible assets, Net carrying value	215,230,000	214,226,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(138,546,000)	(100,496,000)
Accounting software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	60
Amortized intangible assets, Gross carrying value	141,084,000	118,673,000
Amortized intangible assets, Accumulated amortization	(98,672,000)	(87,623,000)
Amortized intangible assets, Net carrying value	42,412,000	31,050,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(98,672,000)	(87,623,000)
Numbering capacity with finite contractual life
Amortized intangible assets
Minimum useful lives (in months/years)	2
Maximum useful lives (in months/years)	10
Amortized intangible assets, Gross carrying value	75,803,000	90,408,000
Amortized intangible assets, Accumulated amortization	(70,979,000)	(79,821,000)
Amortized intangible assets, Net carrying value	4,824,000	10,587,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(70,979,000)	(79,821,000)
Office software
Amortized intangible assets
Minimum useful lives (in months/years)	13
Maximum useful lives (in months/years)	120
Amortized intangible assets, Gross carrying value	123,452,000	84,343,000
Amortized intangible assets, Accumulated amortization	(72,752,000)	(50,711,000)
Amortized intangible assets, Net carrying value	50,700,000	33,632,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(72,752,000)	(50,711,000)
Other
Amortized intangible assets
Minimum useful lives (in months/years)	12
Maximum useful lives (in months/years)	120
Amortized intangible assets, Gross carrying value	110,913,000	95,179,000
Amortized intangible assets, Accumulated amortization	(44,625,000)	(30,199,000)
Amortized intangible assets, Net carrying value	66,288,000	64,980,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(44,625,000)	(30,199,000)
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	84,985,000	273,239,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	$ 78,491,000	$ 55,144,000